Financial result (Tables)	3 Months Ended
Mar. 31, 2020
Financial result
Schedule of financial result

	Quarter Ended March 31,
	2020	2019
	(€ in thousands)
Interest expense	(613)	(825)
Interest expense on lease liability	(49)	(43)
Long-term debt (2)	(319)	(242)
Expense from revaluation of derivative financial instruments (2)	--	(509)
Fair value valuation of financial assets (1)	(244)	--
Other	(1)	(31)
Interest income	1,594	165
Payout of bond funds	33	54
Income from revaluation of derivative financial instruments (2)	1,557	--
Fair value valuation of financial assets (1)	--	106
Other	4	5
Financial result	981	(660)